Long-term Debt (Details Narrative) - USD ($) $ in Thousands		6 Months Ended
	Jul. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Line of Credit Facility [Line Items]
Interest expense on long-term debt		$ 2,441	$ 2,800
Weighted average interest rate		5.62%	6.66%
Hunting License Loan Facility [Member]
Line of Credit Facility [Line Items]
Loan facility maximum amount	$ 45,000
Percentage of advances based on vessel purchase value	62.50%
Debt term	18 months
Debt interest rate	1.90%
Advances amortization term	5 years
Commitment fees		$ 68